Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Series E-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock options, vested	$ 1.8